Future Minimum Lease Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Schedule Of Operating Leases [Line Items]
2014	$ 18,606
2015	1,398
2016	153
2017	124
2018 and thereafter	0
Total future minimum lease payments	$ 20,281